S000039473 [Member] Annual Fund Operating Expenses - Sit Quality Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Sit Quality Income Fund - Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.81%	[2]
Sit Quality Income Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.56%	[2]

[1]
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

[2]
Sit Investment Associates, Inc. (the “Adviser”) has agreed to reduce the Class S management fee to 0.80% and the Class Y management fee to 0.55% effective April 1, 2022 through March 31, 2027. This waiver cannot be terminated without approval by the Fund’s Board of Directors. After March 31, 2027, the Adviser may elect to extend, modify or terminate the fee waiver.